Basic and Diluted Net Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net comprehensive income (loss)	$ (3,001)	$ 1,048	$ (2,880)	$ 6,283	$ (18,044)	$ (3,720)
Convertible Preferred A Shares accumulated dividend						(177)
Net loss attributable to holders of Common stock as reported	$ (3,001)	$ 1,048	$ (2,880)		$ (18,044)	$ (3,897)
Weighted average number of shares used in computing net basic earnings (loss) per share of common stock		7,196,048		5,617,762	6,002,052	1,448,363
Weighted average number of shares used in computing net diluted earnings (loss) per share of common stock		7,250,194		5,617,762	6,002,052	1,448,363
Net basic earnings (loss) per share of common stock		$ 0.15		$ (1.12)	$ (3.01)	$ (2.69)
Net diluted earnings (loss) per share of common stock		$ 0.14		$ (1.12)	$ (3.01)	$ (2.69)
Weighted average number of shares of Common stock used in computing basic and diluted net loss per share	8,400,327		6,241,942
Net loss per share of Common stock, basic and diluted	$ 0.36		$ 0.46